Related Party Transactions and Balances	6 Months Ended
Jun. 30, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES

11. RELATED PARTY TRANSACTIONS AND BALANCES

1) Nature of relationships with related parties

The table below sets forth the major related parties and their relationships with the Company, with which the Company entered into transactions during six months ended June 30, 2024 and 2023, or recorded balances as of June 30, 2024 and December 31, 2023.

Name	Relationship with the Company
Mr. Zhu Jian	Chief Executive Officer and, Director and 59.1% beneficial owner of the Company
Mr. Wang Jun	10.6% beneficial owner of the Company
Mr. Tang Jing	Chief Financial Officer and 5.1% beneficial owner of the Company
Mr. Tang Yuhua	An immediate family member of Mr. Tang Jing
Mr. Wang Jixiang	An immediate family member of Mr. Wang Jun
Healthy Great Investing Company Limited (“Healthy Great”)	Wholly owned by Mr. Zhu Jian
Smartest Star Investing Company Limited (“Smartest Star”)	Wholly owned by Mr. Wang Jun
Scenery Investing Company Limited (“Scenery”)	Wholly owned by Mr. Tang Jing
Skinist Global Company Limited (“Skinist Global”)	Company controlled by Mr. Wang Jun
Skinist Global Cosmetics (Shanghai) Co., Ltd. (“Skinist Shanghai”)	Company controlled by Mr. Wang Jun
Shanghai Yingtian Financial Information Service Co., Ltd. (“Ying Tian”)	Company controlled by Mr. Zhu Jian and Mr. Tang Jing
Shanghai Jingqi Developing Co., Ltd. (“Jingqi”)	Company controlled by Mr. Zhu Jian
Shanghai Jingrong Information Co., Ltd. (“Jingrong”)	Company controlled by Mr. Tang Jing
Shanghai Youshan Corporate Consulting Co., Ltd. (“Youshan”)	Company controlled by Ms. Mu Xuemei, the director of the Company
Shanghai Jiantong Trade Center (“Jian Tong”)	Company controlled by Mr. Wang Jun
Shanghai Shilin Advertising Co., Ltd. (“Shi Lin”)	Company controlled by Ms. Pan Yue, a supervisor of Weitong, a subsidiary of the Company
Shanghai Tengxin Advertising Co., Ltd. (“Teng Xin”)	Company controlled by Ms. Pan Yue, a supervisor of Weitong, a subsidiary of the Company
Shanghai Yuancheng Advertising Co., Ltd. (“Yuancheng”)	Company controlled by Mr. Wang Jun
Shanghai Zhimeisi Beauty Technology Co., Ltd (“Zhi Mei Si”)	A Company over which Mr. Zhu Jian exercises significant influence
Shanghai Libo Medical Beauty Clinic Co., Ltd (“Li Bo”)	A Company controlled by Zhi Mei Si

2) Transactions with related parties

	For the Six Months Ended June 30,
	2024	2023
Sales of products to related parties
Skinist Global	$77,193	$—

Purchase of products from related parties
Youshan	$3,154,511	$—

Rental expenses charged by related parties
Jingqi(1)	$—	$13,218

Service fees charged by related parties
Jingqi	$—	$2,139
Jingrong	—	43,301
	$—	$45,440

Payment of dividends
Mr. Zhu Jian	$19,184	$19,134
Mr. Wang Jun	19,184	19,134
Mr. Tang Jing	19,184	19,134
Payment of dividends	$57,552	$57,402

(1)	In March 2021, the Company extended the office sub-lease agreement to February 2023. Jingqi charges the Company a monthly rental fee of approximately $12,887 and a monthly property management fee of approximately $2,085.

(Advances to) Collection of advances from related parties

During the six months ended June 30, 2024 and 2023, the Company made loans of $nil and $1,885,736 to these related parties, respectively. The loans were made to support operations of these related parties. The loans were interest free and repayable on demand. For the six months ended June 30, 2024 and 2023, the Company collected advances of $18,311 and $1,736,970 from these related parties, respectively. As of June 30, 2024, the Company had no balances of loans due from related parties.

	For the Six Months Ended June 30,
	2024		2023
	Advances	Collection of advances	Advances	Collection of advances
Skinist Global	$—	$—	$(1,673,674)	$1,465,822
Jingqi	—	—	(163,100)	—
Skinist Shanghai	—	18,311	(48,962)	271,148
	$—	$18,311	$(1,885,736)	$1,736,970

Borrowings from (Repayment of Borrowings to) related parties

	For the Six Months Ended June 30,
	2024		2023
	Borrowings	Repayment	Borrowings	Repayment
Skinist Global (1)	$3,100,046	$(3,093,916)	$1,944,020	$—
Ying Tian (1)	2,533,392	(4,129,493)	—	—
Teng Xin (1)	1,386,001	(1,459,464)	216,503	(216,503)
Shi Lin (1)	1,335,008	—	379,602	(2,025,461)
Zhi Mei Si (1)	575,191	(575,191)	—	—
Li Bo (1)	442,134	(442,134)	—	—
Skinist Shanghai	54,053	(54,053)	—	—
Jian Tong	—	(2,663,247)
Yuancheng (1)	—	—	1,443,356	—
Mr. Wang Jun (1)	20,641	(39,041)	—	—
Mr. Tang Jing (1)	20,641	(72,706)	—	—
Mr. Zhu Jian (1)	18,968	(66,888)	—	(1,443,356)
Mr. Tang Yuhua (1)	—	(76,133)	1,563,154	(526,825)
Mr. Wang Jixiang (1)	—	(237,933)	288,672	—
	$9,486,075	$(12,910,199)	$5,835,307	$(4,212,145)

(1)	During the six months ended June 30, 2024 and 2023, the Company borrowed $9,486,075 and $5,835,307 from these related parties, respectively. The borrowings were interest free, and outstanding loans are repayable within twelve months from borrowings.

3) Balances with related parties

As of June 30, 2024 and December 31, 2023, the balances with related parties were as follows:

— Due from related parties

	June 30, 2024	December 31, 2023
Other receivable
Skinist Shanghai	$—	$18,311

— Due to related parties, current

	June 30, 2024	December 31, 2023
Other Payable
Mr. Zhu Jian	$430,961	$478,880
Skinist Global	6,130	—
Teng Xin	—	73,463
Total	$437,091	$552,343

— Due to related parties, non-current

	June 30, 2024	December 31, 2023
Dividends payable(1)
Healthy Great	$4,962,933	$4,980,486
Smartest Star	1,093,038	1,111,877
Scenery	410,778	429,845
Mr. Zhu Jian	6,914,936	6,912,634
Mr. Wang Jun	1,319,890	1,319,451
Mr. Tang Jing	1,004,338	1,004,003
	15,705,913	15,758,296
Other payable(2)
Ying Tian	—	1,596,102
Jian Tong	272,006	2,935,253
Mr. Tang Yuhua	3,230,956	3,307,089
Mr. Tang Jing	1,414,575	1,447,908
Mr. Wang Jixiang	1,131,502	1,369,435
Shi Lin	1,335,008	—
	7,384,047	10,655,787
Total	$23,089,960	$26,414,083

(1)	As of June 30, 2024 and December 31, 2023, the dividends payable represented the declared but unpaid dividends to the shareholders. During the six months ended June 30, 2024, the shareholders agreed to extend the payments of dividends to January 2026 and the Company classified the balance to “due to related parties, non-current”.

(2)	As of June 30, 2024 and December 31, 2023, the other payables represented borrowings from the related parties. The borrowings were interest free and repayable in January 2025. During the six months ended June 30, 2024, the related parties agreed to extend the payments of borrowings to January 2026 and the Company classified the balance to “due to related parties, non-current”.